Goodwill And Other Intangible Assets (Schedule Of Other Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 3.0	$ 102.5
Tysabri [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets		96.9
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 3.0	$ 5.6